Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of Deferred Tax Assets and Liabilities
	2015	2014
Deferred tax assets:
Net operating loss	4,074,383	$3,331,573
Stock-based compensation	859,192	634,428
Other reserves	52,899	9,068
Asset impairment	-	32,524
	4,986,475	4,002,971
Deferred tax liabilities:
Property, Plant & Equipment	(59,022)	(78,362)
Intangible assets	(354,507)	(361,479)
Net deferred tax assets	4,572,946	3,563,130
Less: Valuation allowance	(4,572,946)	(3,563,130)
Deferred tax asset, net of valuation allowance	$-	$-